CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	6 Months Ended
Sep. 30, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
PARENT COMPANY BALANCE SHEETS

	As of
	September 30,	March 31,
	2025	2025
Assets
Current assets
Cash	$104	$556,346
Due from related parties	—	15,000
Total current assets	104	571,346

Non-current assets
Investment in subsidiaries and VIEs	30,836,185	27,608,141

Total assets	$30,836,289	$28,179,487

Liabilities and shareholders’ equity

Liabilities	$5	$557,591

Commitments and contingencies

Shareholders’ equity
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 23,437,500 and 23,437,500 shares issued and outstanding as of September 30, 2025 and March 31, 2025, respectively, including:
Class A ordinary shares, $0.0001 par value, 470,000,000 shares authorized, 22,260,175 shares issued and outstanding as of September 30, 2025 and March 31, 2025	2,226	2,226
Class B ordinary shares, $0.0001 par value, 30,000,000 shares authorized, 1,177,325 shares issued and outstanding as of September 30, 2025 and March 31, 2025	118	118
Additional paid-in capital	10,420,096	10,420,096
Retained earnings	21,163,172	18,483,785
Accumulated other comprehensive loss	(749,328)	(1,284,329)
Total YSX Tech Co., Ltd shareholders’ equity	30,836,284	27,621,896

Total liabilities and YSX Tech. Co., Ltd shareholders’ equity	$30,836,289	$28,179,487

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the six months
	ended September 30,
	2025	2024
General and administrative expenses	$(20,767)	$—
Equity in earnings of subsidiaries and the VIEs	2,700,154	1,927,195

Net income	2,679,387	1,927,195
Foreign currency translation adjustment	535,001	603,745
Comprehensive income attributable to YSX Tech Co., Ltd	$3,214,388	$2,530,940

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the six months
	ended September 30,
	2025	2024
Cash flows from operating activities
Net income	$2,679,387	$1,927,195
Adjustment to reconcile net cash flows from operating activities
Equity in earnings of subsidiaries and the VIEs	(2,700,154)	(1,927,195)
Change in operating assets and liabilities
Due from related parties	15,000
Net cash provided by operating activities	(5,767)	—

Cash flows from investing activities
Investment in subsidiaries and the VIEs	(100,475)	—
Net cash used in investing activities	(100,475)	—

Cash flows from financing activities
Repayment to related parties	(557,586)	—
Net cash used in financing activities	(557,586)	—

Effect of exchange rate on cash	107,586	—

Changes in cash	(556,242)	—

Cash, beginning of period	556,346	—

Cash end of period	$104	$—